Intangible Assets - Schedule of Intangible Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets [Line Items]
Add: Additions	$ 639,117	$ 145,021
Total Non-current assets	19,857,973	20,437,958	$ 21,493,661
Trade Secrets and Patents [Member]
Schedule of Intangible Assets [Line Items]
Cost	23,857,306	23,857,306
Less: Accumulated amortisation	(4,827,042)	(3,634,171)
Net carrying value	19,030,264	20,223,135
Patents and Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Cost	234,289	89,268
Less: Accumulated amortisation	(45,697)	(19,465)
Net carrying value	$ 827,709	$ 214,823